oFTIT STKP1

                          SUPPLEMENT DATED JULY 1, 1998
                              TO THE PROSPECTUS OF
                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                               DATED MARCH 1, 1998

The prospectus is amended as follows:

I. The first sentence of the first paragraph on the front cover is replaced with the following:

This prospectus describes Class I and Class II shares of the Templeton Foreign Smaller Companies Fund (the "Smaller Companies Fund") and the Templeton Pacific Growth Fund (the "Pacific Fund").

II. The section "Expense Summary" is replaced with the following:

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended October 31, 1997, except that for Smaller Companies Fund - Class II it is based on the historical expenses of Smaller Companies Fund - Class I shares for the same period. Pacific Fund - Class II expenses are annualized.
The Fund's actual expenses may vary.

                              SMALLER     SMALLER
                              COMPANIES   COMPANIES   PACIFIC     PACIFIC
                              FUND        FUND        FUND        FUND
                              CLASS I     CLASS II    CLASS I     CLASS II

------------------------------------------------------------------------------
A. SHAREHOLDER TRANSACTION EXPENSES+
   Maximum Sales Charge
   (as a percentage
   of Offering Price)         5.75%       1.99%       5.75%       1.99%
   Paid at time
   of purchase                5.75%++     1.00%+++    5.75%++     1.00%+++
   Paid at
   redemption++++             None        0.99%       None        0.99%
   Exchange Fee
   (per transaction)         $5.00*      $5.00*       None        None

B. ANNUAL FUND OPERATING EXPENSES
    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Management Fees            1.00%**     1.00%**     1.00%       1.00%
   Rule 12b-1 Fees***         0.25%       1.00%       0.17%       1.00%
   Other Expenses             0.33%       0.33%       0.46%       0.48%
   Total Fund
   Operating Expenses         1.58%**     2.33%**     1.63%       2.48%

C. EXAMPLE

Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

                              1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------
Smaller Companies Fund
 - Class I                    $73****     $105        $139        $235
Smaller Companies Fund
 - Class II                   $43         $ 82        $133        $274
Pacific Fund
 - Class I                    $73****     $106        $141        $240
Pacific Fund
 - Class II                   $45         $ 86        $141        $289

For the same Class II investment, you would pay projected expenses of $33 (Smaller Companies Fund) or $35 (Pacific Fund) if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more in Class I shares.
+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class I shares without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? Contingent Deferred Sales Charge" for details.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.
**For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.90% and total operating expenses were 1.48% for Class I and would have been 2.23% for Class II.
***These fees may not exceed 0.25% for Class I and 1.00% for Class II. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
****Assumes a Contingent Deferred Sales Charge will not apply.

III. The section "Management Team" found under "Who Manages the Fund?" is revised to add Juan J. Benito to the Smaller Companies Fund management team, effective July 1997, and to add the following:

Juan J. Benito
Portfolio Manager of Investment Counsel

Mr. Benito is currently a portfolio manager and research analyst with Templeton Investment Counsel, Inc. He holds an MBA from the Harvard Business School and a BS/MS in engineering from the Polytechnical University of Valencia, Spain. Prior to joining the Templeton organization in 1996, Mr. Benito was a management consultant and case team leader with Monitor Company, a leading global strategy consulting firm in Cambridge, Massachusetts (1994-1996). His previous experience includes being an internal planning consultant with Duke Power (1993-1994), a business development consultant with IBM Consulting Group (1992), and a regional manager with Iberdrola, a large power utility company in Spain (1987-1991). Mr. Benito's research responsibilities include coverage of European small cap companies.

IV. The third, fourth and fifth paragraphs in the section "The Rule 12b-1 Plan" found under "Who Manages the Fund?" are replaced with the following:

   Under the Class II plan, the Fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

   The Fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

   The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

V. The first paragraph under "How Is the Trust Organized?" is replaced with the following paragraph:

   Each Fund is a diversified series of Franklin Templeton International Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on March 22, 1991, and is registered with the SEC. As of January 1, 1997, the Smaller Companies Fund began offering a new class of shares designated Templeton Foreign Smaller Companies Fund - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Templeton Foreign Smaller Companies Fund - Class I. As of July 1, 1998, the Smaller Companies Fund began offering a new class of shares designated Templeton Foreign Smaller Companies Fund - Class II. As of January 1, 1997, the Pacific Fund began offering two new classes of shares designated Templeton Pacific Fund - Class II and Templeton Pacific Growth Fund - Advisor Class. All shares outstanding before the offering of Class II and Advisor Class shares have been designated Templeton Pacific Growth Fund - Class I.

VI.The last paragraph under "How Is the Trust Organized?" is replaced with the following paragraph:

   As of June 2, 1998, Franklin Templeton Trust Company as trustee for ValuSelect - Resources Profit Sharing Plan owned of record and beneficially more than 25% of the outstanding shares of Pacific Fund's Advisor Class.

VII. The last sentence in the section "TeleFACTS(R)" under "Services to Help You Manage Your Account" is replaced with the following:

   You will need the code number for each class to use TeleFACTS(R). The code number for the Smaller Companies Fund is 191 for Class I and 291 for Class
   II. The code number for the Pacific Fund is 190 for Class I and 290 for Class II.

VIII. The following terms and definitions are revised in the section "Useful Terms and Definitions":

   CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

   CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. The holding period for Class I begins on the first day of the month in which you buy shares. Regardless of when during the month you buy Class I shares, they will age one month on the last day of that month and each following month. The holding period for Class II begins on the day you buy your shares. For example, if you buy Class II shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.